GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.5%
Alabama - 1.5%
Alabama Public School and College Authority Tax Exempt Capital
improvement and RB, Series 2020-A (Aa1/AA)
$ 50,000 5.000%
11/01/2026
$ 53,152
50,000 5.000
11/01/2031
56,594
50,000 5.000
11/01/2034
56,180
50,000 5.000
11/01/2035
55,807
65,000 4.000
11/01/2036
66,636
288,369
Alaska - 0.3%
Municipality of Anchorage, Alaska 2014 GO Refunding Bonds
Series B (NR/AA)
60,000 5.000
09/01/2024
60,854
a a
Arizona - 0.6%
Arizona Health Facilities Authority RB Series 2014A (A2/NR)
50,000 5.000
12/01/2024
50,782
City of Mesa Utility Systems Revenue Refunding Bonds Series
2019C (Aa2/AA-)
60,000 5.000
07/01/2034
66,195
116,977
Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction
RB Series 2018 (NR/A)
50,000 5.000
10/01/2030
53,642
a a
California - 13.7%
California Educational Facilities Authority Stanford University RB
Series U-2 (Aaa/AAA)
100,000 5.000
10/01/2032
119,394
California Health Facilities Financing Authority, Refunding RB
(Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
50,000 3.500
11/15/2034
49,346
California Housing Finance Agency Social Municipal Certificates
Series 2021-3 Class A (NR/BBB)
100,000 3.250
08/20/2036
88,076
California Infrastructure and Economic
Development Bank Lease RB
50,000 5.000
08/01/2035
55,095
California Infrastructure and Economic Development Bank,
California Clean Water and Drinking Water State Revolving
Fund RB Breen Bond Series 2023 (Aaa/AAA)
50,000 5.000
10/01/2028
55,711
City of Los Angeles Department of Water and Power Water System
RB 2017 Series A (Aa2/AA+)
50,000 5.000
07/01/2033
53,209
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/AA-)
75,000 5.000
07/01/2031
82,052
70,000 5.000
07/01/2034
76,380
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds 2015A
(ST APPROP) (Aa3/A+)
20,000 4.000
(a)
06/01/2031
20,325
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
50,000 5.000
06/01/2029
56,426
Los Angeles County Public Works Financing Authority Lease RB
2021 Series F Green Bonds (Aa2/AA+)
50,000 5.000
12/01/2034
58,496
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District 2014 GO Refunding Bond
Series D (Aa3/NR)
$ 80,000 5.000%
07/01/2025
$ 82,733
Los Angeles Unified School District 2019 GO Refunding Bond
Series A (Aa3/NR)
100,000 3.000
01/01/2034
94,936
Los Angeles Unified School District GO Bonds, Measure Q Series
C (Aa3/AA-)
50,000 5.000
07/01/2025
50,528
Palomar Community College District 2015 GO Refunding Bonds
(Aa2/AA)
80,000 5.000
(a)
05/01/2030
82,365
San Bernadino Community Collage District, San Bernardino and
Riverside Counties Election of 2002 GO Bonds Series D
(Aa1/AA)
50,000 0.000
(b)
08/01/2032
37,337
San Diego Unified School District 2015 GO Refunding Bonds
Dedicated Unlimited Ad Valorem Property Tax Bonds Series
R-4 (Aa2/AA-)
80,000 5.000
07/01/2025
82,846
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
50,000 0.000
(b)
07/01/2031
38,640
San Francisco Bay Area Rapid Transit District GO Bonds Election
of 2016 2017 Series A-1 Green Bonds (Aaa/A+)
50,000 5.000
08/01/2031
53,295
45,000 4.000
08/01/2036
45,682
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
Bonds 2015 Refunding Series A (NR/AA+)
50,000 5.000
07/01/2027
51,611
San Jose Evergreen California Community College District GO
Bonds Election of 2004 B (AGM) (Aa1/AA+)
50,000 0.000
(b)
09/01/2031
38,449
Santa Clara Unified School District Election of 2014 GO Bonds
Series 2019 (Aaa/AAA)
50,000 3.000
07/01/2033
47,736
Southern California Public Power Authority and Transmission
System Renewal Project RB 2023-1 (Aa2/NR)
100,000 5.000
07/01/2034
120,039
State of California Department of Water Resources and Water
System Central Valley Project RB Series AX (Aa1/AAA)
75,000 5.000
12/01/2030
81,762
State of California GO Various Purpose Bonds (Aa2/AA-)
50,000 5.000
03/01/2030
56,821
120,000 5.000
11/01/2031
137,022
50,000 5.000
03/01/2032
56,793
50,000 5.000
11/01/2032
55,121
50,000 5.000
03/01/2034
56,579
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
50,000 5.000
11/01/2030
54,033
50,000 5.000
11/01/2032
59,336
100,000 4.000
11/01/2034
102,748
State of California Tax Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
110,000 5.000
09/01/2028
113,864
60,000 5.000
10/01/2028
66,594

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
State of California Tax Exempt Various Purpose GO Refunding
Bonds Bid Group B (Aa2/AA-)
$ 50,000 3.375%
09/01/2033
$ 50,045
State Public Works Board of the State of California Lease Revenue
Refunding Bonds 2015 Series G (Aa3/A+)
60,000 5.000
05/01/2025
61,581
The Regents of the University of California General Revenue
Bonds 2017 Series AY (Aa2/AA)
70,000 5.000
05/15/2032
75,317
The Regents of the University of California Limited Project RB
2022 Series S Forward Delivery (Aa3/AA-)
65,000 5.000
05/15/2031
75,864
Trustees of the California State University System Wide RB Series
2015A (Aa2/AA-)
50,000 5.000
11/01/2032
51,687
WM S Hart High School District GO Bonds Election 2001 2005 B
(AGM) (Aa2/AA)
50,000 0.000
(b)
09/01/2029
41,142
2,737,016
Colorado - 0.9%
Colorado Health Facilities Authority Hospital RB Series 2015
(NR/A)
50,000 5.000
01/15/2035
51,347
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
50,000 5.000
11/01/2034
53,931
State of Colorado Higher Education Capital Construction Lease
Purchase Financing program Certificates of Participation
Series 2014 A (Aa2/AA-)
80,000 5.000
11/01/2025
83,053
188,331
Connecticut - 2.3%
Connecticut State Health & Educational Facilities Authority RB
Quinnipiac University Issue Series L (A3/A-)
65,000 5.000
07/01/2032
66,372
State of Connecticut GO Bonds (Aa3/AA-)
50,000 5.000
11/15/2030
51,574
50,000 5.000
11/15/2032
51,547
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
60,000 4.000
03/15/2032
60,052
State Of Connecticut GO Refunding Bonds Series 2016 B
(Aa3/AA-)
50,000 5.000
05/15/2027
52,531
State Of Connecticut Tax Exempt GO Bonds 2018 Series E
(Aa3/AA-)
70,000 5.000
09/15/2034
75,899
State Of Connecticut Tax Exempt GO Bonds Series 2018 E
(Aa3/AA-)
50,000 5.000
09/15/2025
51,810
University Of Connecticut  GO Bonds Series 2013 A (Aa3/AA-)
50,000 4.000
08/15/2029
50,073
459,858
Delaware - 0.4%
The State Of Delaware GO Refunding Bonds Series 2017A
(Aaa/AAA)
67,000 5.000
01/01/2028
73,223
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia - 1.9%
District Of Columbia Hospital RB Refunding  Children's Hospital
Obligated Group Issue Series 2015 (A1/NR)
$ 50,000 5.000%
07/15/2031
$ 51,337
District Of Columbia Washington D.C. GO Bonds Series 2015B
(Aaa/AA+)
60,000 5.000
06/01/2026
61,716
District Of Columbia Washington D.C. GO Bonds Series 2017D
(Aaa/AA+)
100,000 4.000
06/01/2033
102,491
District Of Columbia Washington D.C. GO Bonds Series 2021D
(Aaa/AA+)
50,000 5.000
02/01/2029
55,659
District Of Columbia Washington D.C. Income Tax Secured RB
Series 2019A Tax Exempt (Aa1/AAA)
50,000 5.000
03/01/2028
54,723
50,000 5.000
03/01/2030
56,087
382,013
Florida - 5.4%
City Of Cape Coral Fl Water And Sewer Refunding RB Series 2017
(A1/A+)
60,000 5.000
10/01/2032
63,790
City Of Jacksonville Transportation RB Refunding Series 2015
(Aa3/AA-)
50,000 3.000
10/01/2031
47,850
City Of Jacksonville Transportation Refunding RB Series 2015
(Aa3/AA-)
70,000 5.000
10/01/2027
72,102
City of Lakeland Energy System Refunding RB Series 2016
(Aa3/AA)
100,000 2.500
10/01/2027
96,951
Florida State Board Of Education Florida Public Education Capital
Outlay Refunding Bonds 2019 Series C (Aaa/AAA)
50,000 5.000
06/01/2031
55,808
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017A Amt Of The City Of Orlando
Florida (A1/A+)
60,000 5.000
(a)
10/01/2029
63,910
JEA Water And Sewer System RB 2017 Series A (Aa2/AA+)
75,000 5.000
10/01/2025
77,614
Miami-Dade County Water And Sewer System Revenue Refunding
Bonds Series 2017B (Aa3/AA-)
50,000 5.000
10/01/2032
51,340
Orange County Florida Tourist Development Tax RB
Refunding  Series 2010 (NR/AA-)
50,000 5.000
10/01/2024
50,570
Orlando Utilities Commission Utility System RB Series 2018A
(Aa2/AA)
70,000 5.000
10/01/2032
75,231
Orlando Utilities Commission Utility System Revenue Refunding
Bonds Series 2013A (Aa2/AA)
70,000 5.000
10/01/2024
71,061
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds
Series 2017A (Aa3/AA-)
60,000 5.000
06/01/2030
63,694
School District Of Pasco County Sales Tax RB Series 2013
(A1/NR)
50,000 5.000
10/01/2024
50,712

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole County Water And Sewer Refunding RB Series 2015 A
(Aa2/AA+)
$ 50,000 4.000%
10/01/2030
$ 50,387
State Of Florida Full Faith And Credit State Board Of Education
Public Education Capital Outlay Refunding Bonds 2022 Series
B Forward Delivery (Aaa/AAA)
50,000 5.000
06/01/2028
54,994
Tampa Bay Wtr Fla Util Sys Rev Ref & Impt Rev Bonds 2001 A
(NATL) (Aa1/AA+)
50,000 6.000
10/01/2029
58,760
The School Board Of Miami-Dade County Florida Certificates Of
Participation Series 2015D (A1/A+)
75,000 4.000
02/01/2032
76,206
1,080,980
Georgia - 1.1%
City of Atlanta Airport Passenger Facility Charge and Subordinate
Lien General RB Series 2023E (Aa3/NR)
100,000 5.000
07/01/2034
112,199
Forsyth County School District Georgia GO Bonds Series 2020
(Aaa/AAA)
50,000 5.000
02/01/2030
56,619
State of Georgia GO Bonds 2015A Tranche 1 (Aaa/AAA)
55,000 4.000
02/01/2033
55,296
224,114
Hawaii - 4.1%
City And County Of Honolulu  GO Bonds Series C (Aa2/NR)
50,000 4.000
10/01/2033
50,483
City And County Of Honolulu GO Bonds Series 2017D Tax-
Exempt Refunding Bonds (Aa2/NR)
50,000 5.000
09/01/2032
53,774
City And County Of Honolulu GO Bonds Series 2018A Tax
Exempt (Aa2/NR)
50,000 5.000
09/01/2029
54,781
City And County Of Honolulu GO Bonds Series 2021E Honolulu
Rail Transit Project (Aa2/NR)
50,000 5.000
03/01/2029
55,580
City And County Of Honolulu GO Bonds Series 2022A Tax
Exempt Forward Refunding (Aa2/NR)
50,000 5.000
11/01/2027
54,218
City And County Of Honolulu GO Tax Exempt Refunding Bonds
Series 2017D (Aa2/NR)
50,000 5.000
09/01/2033
53,664
City And County Of Honolulu Wastewater System RB Junior
Series 2015A Refunding Second Bond Resolution (Aa3/NR)
100,000 5.000
07/01/2026
102,985
State Of Hawaii GO Bonds Of 2015 Series ET (Aa2/AA+)
120,000 3.250
(a)
10/01/2032
120,504
State Of Hawaii GO Bonds Of 2017 Series FK (Aa2/AA+)
60,000 5.000
05/01/2024
60,451
State Of Hawaii GO Bonds Of 2018 Series FT (Aa2/AA+)
50,000 5.000
01/01/2034
53,712
State Of Hawaii GO Bonds Series 2017  FK (Aa2/AA+)
50,000 5.000
05/01/2033
53,142
State Of Hawaii GO Refunding Bonds Of 2017 Series FN
(Aa2/AA+)
50,000 5.000
10/01/2029
53,562
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State Of Hawaii GO Refunding Bonds Series 2017 FN (Aa2/AA+)
$ 50,000 5.000%
10/01/2026
$ 52,932
819,788
Illinois - 3.2%
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
100,000 4.000
12/15/2029
104,183
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
50,000 5.000
11/15/2029
50,886
70,000 5.000
11/15/2034
70,742
Illinois St GO Bonds October 2020 B (A3/A-)
100,000 4.000
10/01/2032
101,862
60,000 4.000
10/01/2034
60,686
Regional Transn Auth Ill Go Bonds 2004A (AGM) (Aa3/AA)
50,000 5.750
06/01/2029
56,317
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/AA-)
60,000 3.000
01/01/2027
58,809
State Of Illinois GO Bonds Series November 2019A (A3/A-)
50,000 5.000
11/01/2026
52,121
State Of Illinois GO Bonds Series Of December 2017B (A3/A-)
75,000 5.000
12/01/2025
77,082
632,688
Indiana - 0.5%
Indiana Revenues Special Program Carmel Jr Waterworks Project
Series 2008 B (AGM) (A1/AA)
55,000 0.000
(b)
06/01/2031
41,441
The Trustees Of Indiana University Indiana University
Consolidated RB Series 2015A (Aaa/AAA)
60,000 5.000
06/01/2026
61,698
103,139
Iowa - 0.8%
Board Of Regents State Of Iowa Hospital Revenue Refunding
Bonds Series S.U.I. 2022C University Of Iowa Hospitals And
Clinics (Aa2/AA)
50,000 5.000
09/01/2028
54,331
Iowa Finance Authority State Revolving Fund RB Series 2017
Green Bonds (Aaa/AAA)
50,000 5.000
08/01/2027
54,091
50,000 5.000
08/01/2030
53,739
162,161
Kansas - 0.3%
Johnson County Kansas GO Internal Improvement Bonds Series
2018A (Aaa/AAA)
60,000 5.000
09/01/2024
60,810
a a
Kentucky - 0.6%
Kentucky Municipal Power Agency Power System Revenue
Refunding Bonds for Prairie State Project Series 2015A
(NATL) (Baa1/NR)
50,000 5.000
09/01/2025
51,286
Kentucky Municipal Power Agency Power System Revenue
Refunding Bonds Prairie State Project Series 2015A
(NATL) (Baa1/NR)
75,000 5.000
09/01/2024
75,841
127,127

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 1.1%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
$ 50,000 5.000%
12/01/2025
$ 51,815
City of Shreveport La Water & Sewer RB Junior Lien Series 2018C
(BAM) (Baa2/AA)
60,000 5.000
12/01/2026
63,065
Louisiana Public Facilities Authority RB for Ochsner Clinic
Foundation Project Series 2002B (Aaa/NR)
100,000 5.500
(a)
05/15/2027
103,795
218,675
Maryland - 1.9%
Montgomery County GO Consolidated Public Improvement Bonds
Series 2020 A (Aaa/AAA)
50,000 4.000
08/01/2031
53,223
State Of Maryland GO Bonds State And Local Facilities Loan
Of 2019 First Series Tax Exempt Bonds Bidding Group 1
(Aaa/AAA)
70,000 5.000
03/15/2027
75,121
State Of Maryland GO Bonds State And Local Facilities Loan Of
2020 Second Series A Tax Exempt Bonds Bidding Group 2
(Aaa/AAA)
50,000 5.000
08/01/2032
56,928
State Of Maryland Maryland GO Bonds State And Local Facilities
Loan Of 2020 Second Series A Tax Exempt Bonds Second
Series A Bidding Group 1 Bonds (Aaa/AAA)
50,000 5.000
08/01/2028
55,218
75,000 5.000
08/01/2030
85,680
Washington Suburban Sanitary District Maryland Consolidated
Public Improvement Refunding Bonds Of 2020
Montgomery And Prince George'S Counties Maryland
(CNTY GTD) (Aaa/AAA)
50,000 5.000
06/01/2030
56,966
383,136
Massachusetts - 2.2%
Commonwealth Of Massachusetts GO Bonds Consolidated Loan of
2019 Series F (Aa1/AA+)
95,000 5.000
05/01/2029
106,439
Commonwealth Of Massachusetts GO Refunding Bonds 2018
Series C (Aa1/AA+)
60,000 5.000
09/01/2032
70,771
Massachusetts Bay Transportation Authority RB Series 2005 A
(Aa2/AA+)
50,000 5.000
07/01/2025
51,560
Massachusetts Water Pollution Abatement Trust State Revolving
Fund Refunding Bonds Series 2014 (Aaa/AAA)
60,000 5.000
08/01/2024
60,787
School Building Authority Senior Dedicated Sales Tax Refunding
Bonds Series 2015 C (Aa2/AA+)
50,000 5.000
08/15/2025
51,709
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018, Series B (Aa1/AA+)
100,000 5.000
01/01/2027
106,863
448,129
Michigan - 1.4%
Michigan Financial Authority Sparrow Obligated Group Refunding
Bonds  2015 (NR/NR)
50,000 5.000
(a)
11/15/2031
51,304
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Rental Housing
RB 2019 Series A-1 Non-Amt (NR/AA+)
$ 75,000 2.875%
10/01/2034
$ 67,636
Royal Oak Hospital Finance Authority RB Refunding Bonds for
William Beaumont Hospital Obligated Group Series 2014D
(Aa3/NR)
75,000 5.000
(a)
09/01/2032
75,293
State Of Michigan Michigan GO Environmental Program And
Refunding Bonds Series 2017A Tax Exempt (Aa1/AA)
75,000 5.000
05/01/2026
78,646
272,879
Minnesota - 0.4%
State Of Minnesota GO State Various Purpose Bonds Series 2018A
(Aaa/AAA)
80,000 5.000
08/01/2031
87,816
a a
Mississippi - 0.6%
Mississippi Development Bank Special Obligation Bonds Series
2015A Jackson Public School District GO Refunding Bond
Project Series 2015B Jackson Public School District Limited
Tax Refunding Note Project (NR/A+)
60,000 5.000
04/01/2026
62,250
State Of Mississippi Tax Exempt GO Bonds Series 2015A
(Aa2/AA)
50,000 4.000
(a)
10/01/2033
50,898
113,148
Missouri - 0.8%
Jackson County Special Obligation Refunding Bonds for
Harry S. Truman Sports Complex Project Series 2014
(ST APPROP CITY APPROP) (Aa3/NR)
50,000 5.000
12/01/2024
50,831
Joint Municipal Electric Utility Commission Power Project
Revenue Refunding Bonds for Plum Point Project Series
2014A (A3/A-)
50,000 5.000
01/01/2026
50,859
Missouri Joint Municipal Electric Utility Commission Power
Project RB Refunding Bonds for Prarie State Project Series
2015A (A2/NR)
50,000 5.000
12/01/2030
50,950
152,640
Montana - 0.5%
City Of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-Amt (NR/A-)
90,000 3.900
(c)
03/01/2031
89,598
a a
Nebraska - 0.6%
The University Of Nebraska Facilities Corp. Facilities Bonds Series
2018 (Aa1/AA)
60,000 5.000
07/15/2026
63,211
The University Of Nebraska Facilities Corporation Facilities Bonds
Series 2018 (Aa1/AA)
50,000 5.000
07/15/2025
51,609
114,820

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada - 1.8%
Clark County Nevada GO Limited Tax Detention Center Bonds
Additionally Secured By Pledged Revenues Series 2019
(Aa1/AA+)
$ 80,000 5.000%
06/01/2025
$ 82,318
50,000 5.000
06/01/2031
55,417
Clark County School District GO Limited Tax Building And
Refunding Bonds Series 2017C (A1/AA-)
50,000 5.000
06/15/2026
52,389
50,000 5.000
06/15/2027
53,487
50,000 5.000
06/15/2029
53,701
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured By Pledged Revenues Series
2015D (A1/AA-)
65,000 4.000
06/15/2032
65,497
362,809
New Hampshire - 0.3%
New Hampshire Municipal Bond Bank Series 2022 C
(ST INTERCEPT) (NR/AA+)
50,000 5.000
08/15/2024
50,664
a a
New Jersey - 2.8%
Higher Education Student Assistance Authority Senior Student
Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
50,000 5.000
12/01/2027
52,251
New Jersey Economic Development Authority School Facilities
Construction Bonds Series 2015 WW (A2/A-)
50,000 4.625
(a)
06/15/2032
51,252
New Jersey Health Care Facilities Financing Authority RB Valley
Health System Obligated Group Series 2019 (NR/A)
50,000 5.000
07/01/2032
53,974
New Jersey State Transportation Authority System Bonds Series
2006C (AMBAC) (A2/A-)
65,000 0.000
(b)
12/15/2028
54,771
New Jersey State Transportation Authority System Bonds Series
2006C (AGM) (A1/AA)
60,000 0.000
(b)
12/15/2029
48,981
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (NATL) (A2/A-)
80,000 0.000
(b)
12/15/2027
69,742
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
60,000 0.000
(b)
12/15/2025
55,908
New Jersey Transportation Trust Fund Authority Capital
Appreciation Bonds Series 2010 A (A2/A-)
50,000 0.000
(b)
12/15/2034
32,930
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
50,000 0.000
(b)
12/15/2031
37,566
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
50,000 5.000
12/15/2025
51,845
New Jersey Transportation Trust Fund Authority Transportation
System Bonds Series 2009A (A2/A-)
80,000 0.000
(b)
12/15/2033
55,246
564,466
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico - 1.1%
Albuquerque Bernalillo County Water Utility Authority Senior Lien
Joint Water And Sewer System Refunding And Improvement
RB (Aa2/AA+)
$ 70,000 5.000%
07/01/2025
$ 72,085
New Mexico Capital Projects GO Bonds Series 2015 (Aa2/AA)
50,000 5.000
03/01/2025
51,222
New Mexico Hospital Equipment Loan Council Hospital System
RB Presbyterian Healthcare Services Series 2015A (Aa3/AA)
100,000 5.000
(a)
08/01/2031
102,955
226,262
New York - 15.9%
Dormitory Authority Of The State Of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
50,000 5.000
03/15/2031
57,009
50,000 5.000
03/15/2032
56,961
50,000 5.000
03/15/2033
56,911
90,000 4.000
03/15/2034
93,079
Dormitory Authority Of The State Of New York New York
University RB Series 2015A (Aa2/AA-)
100,000 2.800
07/01/2027
99,816
Dormitory Authority Of The State Of New York School
Districts RB Financing Program RB Series 2017B
(AGM ST INTERCEPT) (Aa3/AA)
50,000 5.000
10/01/2028
53,356
70,000 5.000
10/01/2032
74,465
Dormitory Authority Of The State Of New York State Personal
Income Tax RB General Purpose Series 2014C Tax Exempt
Group B (Aa1/AA+)
60,000 5.000
(a)
03/15/2027
60,324
Dormitory Authority Of The State Of New York State Sales Tax RB
Series 2018A (Aa1/AA+)
50,000 5.000
03/15/2028
54,637
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022
Series A Green Bonds (Aa2/AA)
60,000 5.000
02/15/2032
69,918
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal
Green Bonds Series 2022 A (Aa2/AA)
50,000 4.000
02/15/2038
50,412
Long Island Power Authority Electric System RB Series C
(AGC) (A2/AA)
50,000 5.250
09/01/2029
55,920
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Green Bonds Subseries 2017B-2 (NR/AA)
65,000 3.125
11/15/2033
61,032
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
50,000 5.000
11/15/2029
54,586
50,000 5.000
11/15/2033
54,589
Metropolitan Transportation Authority Revenue Refunding Bonds
Series 2015C (A3/A-)
50,000 5.250
11/15/2029
51,386
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017B (A3/A-)
50,000 5.000
11/15/2027
53,542
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017C-1 (A3/A-)
50,000 5.000
11/15/2025
51,628

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
$ 50,000 5.000%
11/15/2027
$ 53,548
55,000 5.000
11/15/2034
58,636
50,000 3.250
11/15/2036
43,203
New York City GO Bonds Fiscal 2019 Series A (Aa2/AA)
50,000 5.000
08/01/2025
51,691
New York City Housing Development Corp. Multi-Family Housing
RB 2017 Series G-1 Sustainable Neighborhood Bonds
(Aa2/AA+)
75,000 3.450
11/01/2037
67,787
New York City Municipal Water Finance Authority Water & Sewer
System Second General Resolution RB Fiscal Series 2015 FF
(Aa1/AA+)
50,000 5.000
06/15/2032
51,229
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
50,000 5.000
07/15/2029
51,027
New York City Transitional Finance Authority Building Aid RB
Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds
(ST AID WITHHLDG) (Aa2/AA)
80,000 5.000
07/15/2030
90,807
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
50,000 5.000
02/01/2030
56,588
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
50,000 5.000
05/01/2030
56,823
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series A Subseries A-1
(Aa1/AAA)
50,000 5.000
08/01/2034
54,398
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax
Exempt Bonds (Aa1/AAA)
50,000 5.000
11/01/2034
56,814
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
50,000 5.000
11/01/2027
54,353
50,000 5.000
11/01/2028
55,393
65,000 5.000
11/01/2034
75,055
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax
Exempt (Aa1/AAA)
50,000 5.000
02/01/2035
57,880
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2016 Series C
(Aa1/AAA)
60,000 5.000
11/01/2027
62,359
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue  Series 2015 (A2/NR)
50,000 5.000
11/15/2032
50,866
50,000 3.500
11/15/2034
48,510
New York State Dormitory Authority RB for Memorial Sloan-
Kettering Cancer Center (NATL) (WR/NR)
55,000 0.000
(b)
07/01/2026
50,842
90,000 0.000
(b)
07/01/2027
80,900
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Environmental Facilities Corp. State Clean
Water And Drinking Water Revolving Funds RB New York
City Municipal Water Finance Authority Projects - Second
Resolution Bonds Series 2017 E Subordinated Srf Bonds
(Aaa/AAA)
$ 60,000 5.000%
06/15/2030
$ 64,553
Sales Tax Asset Receivable Corp. Sales Tax Asset RB Fiscal 2015
Series A (WR/AA+)
65,000 5.000
(a)
10/15/2026
66,081
60,000 5.000
(a)
10/15/2028
60,998
State of New York Mortgage Agency Homeowner Mortgage RB
Series 225 (NON-AMT) (Aa1/NR)
120,000 2.000
10/01/2035
92,902
The City Of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
55,000 3.000
08/01/2033
53,135
The City Of New York GO Bonds Fiscal 2014 Series I Subseries
I-1 (Aa2/AA)
70,000 5.000
03/01/2025
70,337
The City Of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
50,000 5.000
08/01/2025
51,691
50,000 5.000
08/01/2026
52,847
50,000 5.000
08/01/2031
53,623
The City Of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
70,000 5.000
08/01/2030
79,510
50,000 5.000
08/01/2034
56,399
The City Of New York GO BondsFiscal 2019 Series A (Aa2/AA)
70,000 5.000
08/01/2026
73,986
Triborough Bridge And Tunnel Authority Mta Bridges And Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023A Climate Bond Certified (NR/AA+)
50,000 5.000
11/15/2029
56,540
3,170,882
North Carolina - 0.7%
County Of Wake Limited Obligation Bonds Series 2021
(Aa1/AA+)
50,000 4.000
03/01/2034
52,981
North Carolina Medical Care Commission Health Care Facilities
RB Vidant Health Series 2015 (A2/A)
90,000 4.000
06/01/2034
90,296
143,277
North Dakota - 0.8%
North Dakota Public Finance Authority Revolving Fund Program
Bonds Series 2022A (Aaa/AAA)
70,000 5.000
10/01/2031
80,332
State Of North Dakota North Dakota Housing Finance Agency
Housing Finance Program Bonds Home Mortgage Finance
Program 2021 Series B Nonamt Social Bonds (Aa1/NR)
100,000 2.300
07/01/2036
81,720
162,052
Ohio - 3.8%
American Municipal Power Inc. Prarie State Energy Campus
Project RB Refunding Series 2019C (A1/A)
50,000 5.000
02/15/2033
54,980
City Of Columbus Ohio Various Purpose Limited Tax Bonds Series
2015A (Aaa/AAA)
80,000 5.000
07/01/2025
82,533

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
City Of Columbus Sewerage System RB Refunding Series 2015
(Aa1/AA)
$ 50,000 5.000%
06/01/2030
$ 52,389
County of Ohio Hospital Facilities RB for Mercy Health Series
2017A (A2/A+)
100,000 5.000
08/01/2028
107,333
Cuyahoga County Certificates Of Participation for Convention
Hotel Project Series 2014 (A1/AA-)
35,000 5.000
12/01/2028
35,199
Hamilton County Ohio Sewer System Refunding RB 2014 Series
A The Metropolitan Sewer District Of Greater Cincinnati
(Aa2/AA+)
80,000 5.000
12/01/2027
81,321
Ohio Housing Finance Agency Residential Mortgage RB
Mortgage-Backed Securities Program 2022 Series A Non-Amt
Social Bonds (GNMA/FNMA/FHLMC) (Aaa/NR)
50,000 2.300
03/01/2033
42,297
Ohio Water Development Authority State Of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
50,000 5.250
12/01/2035
57,234
85,000 4.000
12/01/2037
87,011
State Of Ohio Higher Education GO Bonds Series 2015C
(Aa1/AA+)
50,000 5.000
(a)
11/01/2027
51,401
State Of Ohio Infrastructure Improvement GO Refunding Bonds
Series 2015C (Aa1/AA+)
50,000 5.000
09/01/2026
52,898
State Of Ohio Ohio Higher Education GO Refunding Bonds Series
2017C (Aa1/AA+)
50,000 5.000
08/01/2027
53,982
758,578
Oklahoma - 0.6%
Board of Regents of The Oklahoma A&M University General
Revenue Refunding Bonds Series 2017A (NR/AA-)
75,000 4.000
07/01/2034
75,357
Grand River Dam Authority RB Series 2014A (A1/AA-)
50,000 3.375
06/01/2034
49,342
124,699
Oregon - 2.2%
City Of Portland Oregon Second Lien Sewer System RB 2020
Series A (Aa2/AA)
60,000 5.000
03/01/2027
64,200
Hillsboro School District No. 1J Washington Yamhill And
Multnomah Counties Oregon GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
60,000 5.000
06/15/2025
61,706
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
60,000 5.000
08/15/2026
62,600
100,000 5.000
08/15/2033
109,241
State Of Oregon Housing And Community Services Department
Mortgage RB Single-Family Mortgage Program 2017 Series D
Non-Amt (Aa2/NR)
85,000 3.150
07/01/2032
82,616
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
West Linn-Wilsonville School District No. 3JT GO Bonds
for Clackamas and Washington Counties Series 2020A
(SCH BD GTY) (Aa1/NR)
$ 110,000 0.000%
(b)
06/15/2035
$ 67,462
447,825
Pennsylvania - 2.7%
Commonwealth Financing Authority Tax Exempt RB Series 2015
A (A1/A)
70,000 5.000
06/01/2033
71,432
Commonwealth Of Pennsylvania GO Bonds First Series Of 2018
(Aa3/A+)
50,000 5.000
03/01/2025
51,222
Commonwealth Of Pennsylvania GO Bonds: First Series Of 2016
And First Refunding Series Of 2016 (Aa3/A+)
100,000 5.000
09/15/2026
106,114
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A2/A+)
50,000 3.250
07/01/2032
48,610
Philadelphia Authority For Industrial Development City Agreement
Revenue Refunding Bonds Cultural And Commercial
Corridors Program Series A (A1/A)
85,000 5.000
12/01/2031
87,406
Port Authority Of Allegheny County Pennsylvania Special Revenue
Transportation Bonds Refunding Series Of 2020 (Aa3/AA-)
50,000 5.000
03/01/2029
54,964
Sports And Exhibition Authority Of Pittsburgh And Allegheny
County Allegheny County Pennsylvania Hotel Room Excise
Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
50,000 5.000
02/01/2031
55,920
60,000 5.000
02/01/2032
67,910
543,578
South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District
Installment Purchase Refunding RB School District Of Pickens
County Project Series 2015 (A1/A)
90,000 5.000
12/01/2027
92,177
a a
Tennessee - 1.7%
State Of Tennessee GO Bonds Series 2015 A (Aaa/AAA)
50,000 5.000
(a)
08/01/2032
51,674
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Refunding Series B
(ST INTERCEPT) (Aa1/AA+)
50,000 5.000
11/01/2027
54,237
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Series A
(ST HGR ED INTERCEPT PROG) (Aa1/AA+)
50,000 5.000
11/01/2033
53,487
The Health And Educational Facilities Board Of The Metropolitan
Government Of Nashville And Davidson County Tennessee RB
Vanderbilt University Medical Center Series 2021A (WR/A)
50,000 5.000
07/01/2031
54,935
The Metropolitan Government Of Nashville And Davidson County
GO Improvement Bonds Series 2015C (Aa2/AA+)
50,000 5.000
07/01/2027
51,328

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Metropolitan Government Of Nashville And Davidson County
GO Improvement Bonds Series 2021C (Aa2/AA+)
$ 80,000 3.000%
01/01/2034
$ 74,949
340,610
Texas - 8.0%
Austin Tex Pub Impt Refunding Bonds 2020 (NR/AAA)
50,000 5.000
09/01/2029
56,183
Board Of Regents Of The Texas A&M University System Revenue
Financing System Bonds Series 2017E (Aaa/AAA)
50,000 5.000
05/15/2028
53,457
Board Of Regents Of The University Of Houston System
Consolidated Revenue And Refunding Bonds Series 2022A
(Aa2/AA)
60,000 5.000
02/15/2031
68,505
Board Of Regents Of The University Of Texas System Revenue
Financing System Refunding Bonds Series 2019A (Aaa/AAA)
50,000 5.000
08/15/2032
55,554
City Of Austin Travis, Williamson And Hays Counties Electric
Utility System RB Refunding Bonds Series 2015A (Aa3/AA-)
50,000 5.000
11/15/2025
51,904
City Of Dallas Texas GO Refunding Bonds Series 2019B
(NR/AA-)
75,000 5.000
02/15/2026
78,294
City Of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2017B (Aa2/NR)
80,000 5.000
11/15/2025
83,047
City Of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2018D (Aa2/NR)
70,000 5.000
11/15/2032
76,613
Collin County Community College District Texas Limited Tax
Bonds Series 2018 (Aaa/AAA)
75,000 4.000
08/15/2031
76,979
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue
Refunding Bonds Series 2014A (Aa2/AA+)
65,000 5.000
(a)
12/01/2027
66,131
Harris County Cultural Education Facilities Finance Corporation
Hospital RB for Memorial Hermann Health System Series
2019A (Aa3/A+)
50,000 5.000
12/01/2027
53,339
Harris County Flood Control District Improvement Refunding
Bonds Series 2015A (Aaa/AAA)
70,000 5.000
10/01/2027
72,253
Harris County Permanent Improvement Refunding Bonds Series
2022A (Aaa/NR)
50,000 5.000
10/01/2026
52,946
Harris County Texas Tax And Subordinate Lien Revenue Refunding
Bonds Series 2022A (Aaa/NR)
50,000 5.000
08/15/2027
53,973
60,000 5.000
08/15/2032
69,765
Hurst-Euless-Bedford Independent School District Unlimited Tax
Refunding Bonds Series 2017A (NR/AA+)
60,000 5.000
08/15/2027
64,526
60,000 5.000
08/15/2028
64,627
North Texas Municipal Water District Water System RB Refunding
Bonds Series 2021A (Aa1/AAA)
50,000 4.000
09/01/2030
52,737
North Texas Municipal Water District Water System Revenue
Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
60,000 5.000
09/01/2028
61,771
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Northwest Independent School District Unlimited Tax Refunding
Bonds Series 2015 (PSF-GTD) (Aaa/NR)
$ 50,000 5.000%
(a)
02/15/2028
$ 51,030
Texas Water Development Board State Revolving Fund RB New
Series 2022 (NR/AAA)
65,000 5.000
08/01/2032
75,648
Texas Water Development Board State Water Implementation
Revenue Fund For Texas RB Series 2015A (NR/AAA)
50,000 5.000
10/15/2029
51,768
50,000 5.000
10/15/2030
51,749
50,000 4.000
10/15/2032
50,276
Trinity River Authority Of Texas Regional Wastewater System
Revenue Improvement And Refunding Bonds Series 2018
(NR/AAA)
50,000 5.000
08/01/2033
54,510
Trinity River Authority Regional Wastewater System Revenue
Improvement And Refunding Bonds Series 2017b (NR/AAA)
50,000 5.000
08/01/2030
53,506
1,601,091
Utah - 1.5%
Central Valley Water Reclamation Facility Sewer RB Series 2021C
Green Bonds (NR/AA)
75,000 4.000
03/01/2036
77,933
State Board Of Regents Of The State Of Utah University Of Utah
General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
50,000 5.000
08/01/2031
53,438
Utah Board Of Higher Education University Of Utah General RB
Series 2022B Green Bonds (Aa1/AA+)
50,000 5.000
08/01/2030
57,186
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series
2006 C (AGM) (Aa2/AA+)
50,000 5.250
06/15/2032
57,637
Utah Transit Authority Subordinate Sales Tax RB Refunding Series
2015A Series 2015A (Aa3/AA)
50,000 5.000
(a)
06/15/2029
51,576
297,770
Virginia - 3.2%
Fairfax County Economic Development Authority Virginia Fairfax
County Facilities Revenue And Refunding Bonds Series 2014
A County Facilities Projects (Aa1/AA+)
100,000 5.000
(a)
10/01/2030
101,474
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
120,000 4.000
10/01/2025
122,347
Fairfax County Virginia Public Improvement Bonds Series 2023A
(ST AID WITHHLDG) (Aaa/AAA)
50,000 4.000
10/01/2031
53,899
90,000 4.000
10/01/2034
96,108
Upper Occoquan Sewage Authority  Regional Sewerage System RB
Refunding Series 2014 (Aa1/AAA)
50,000 4.000
(a)
07/01/2031
50,788
Virginia College Building Authority Educational Facilities Revenue
Refunding Bonds 21St Century College And Equipment
Programs Series 2017E (Aa1/AA+)
50,000 5.000
02/01/2029
54,596

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
$ 55,000 3.000%
09/01/2026
$ 54,558
Virginia Educational Facilities RB Refunding for Public
Higher Education Financing Program Series 2016A
(ST INTERCEPT) (Aa1/AA+)
50,000 5.000
09/01/2028
52,840
Virginia Port Authority Port Facilities RB Refunding Series 2015A
(WR/NR)
50,000 5.000
(a)
07/01/2033
51,357
637,967
Washington - 2.5%
Northshore School District No. 417 King and Snohomish
Counties Unlimited Tax GO Bonds Series 2014
(SCH BD GTY) (Aaa/AA+)
50,000 4.000
12/01/2033
50,105
State Of Washington Various Purpose GO Bonds Series 2016A-1
(Aaa/AA+)
50,000 5.000
08/01/2030
51,398
State Of Washington Various Purpose GO Bonds Series 2019A
(Aaa/AA+)
50,000 5.000
08/01/2032
54,792
65,000 5.000
08/01/2034
70,924
State Of Washington Various Purpose GO Bonds Series 2023B
(Aaa/AA+)
60,000 5.000
02/01/2027
64,085
State Of Washington Various Purpose GO Refunding Bonds Series
R-2018D (Aaa/AA+)
50,000 5.000
08/01/2031
53,400
The Central Puget Sound Regional Transit Authority Sales Tax and
Motor Vehicle Excise Tax Improvement and Refunding Bonds
Series 2021S-1 Green Bonds (Aa1/AAA)
50,000 5.000
11/01/2030
57,149
University Of Washington General Revenue And Refunding Bonds
2015C (Aaa/AA+)
90,000 4.000
12/01/2028
91,029
492,882
Wisconsin - 1.0%
Public Finance Authority Lease Development RB for Ku Campus
Development Corp. Central District Development Project
Series 2016 (Aa2/NR)
50,000 5.000
03/01/2030
51,535
State Of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
50,000 5.000
(a)
11/01/2030
52,502
Wisconsin Health And Educational Facilities Authority Revenue
Refunding Bonds Series 2015 Prohealth Care Inc. Obligated
Group (A1/A+)
105,000 3.150
08/15/2027
102,463
206,500
TOTAL MUNICIPAL BONDS
(Cost $19,662,336)
19,676,020
Shares
Dividend
    Rate Value
a
Investment Company - 0.2%
Goldman Sachs Financial Square Government Fund - Institutional
Shares
37,693 5.260%
(d)
$ 37,693
(Cost $37,693)
TOTAL INVESTMENTS - 98.7%(Cost $19,700,029)
$ 19,713,713
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.3%
268,282
NET ASSETS - 100.0%
$ 19,981,995
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT
-
Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
SCH BD
GTY
-
School Bond Guaranty
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
CITY
APPROP
-
City Appropriation

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November
30, 2023 :
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
ESG Standards Risk — The application of the Index Provider’s methodology when constructing the Index generally will affect the
Fund’s exposure to certain issuers, sectors, and regions and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not invest in issuers that the Index Provider’s methodology screens as a result of certain social or environmental factors (e.g., funds tied to alcohol, tobacco, gambling, transportation, or correctional facilities).
Application of the Index’s ESG criteria may also affect the Fund’s performance relative to similar funds that do not seek to track indexes that utilize such criteria. The Fund and GSAM rely on the Index Provider to determine whether the Index’s ESG criteria are met and do not perform a separate ESG analysis of Index constituents. When assessing whether an issuer meets the Index’s ESG criteria, the Index Provider generally will rely on third-party data that it believes to be reliable, but itdoes not guarantee the accuracy of such third-party data. ESG information from the Index Provider and other third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which may adversely impact the Fund’s investments. Certain investments may be dependent on U.S. government policies, including tax incentives and subsidies, which may change without notice. The Index’s ESG criteria may be changed without shareholder approval .
Index Risk — Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could
Community Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 19,676,020 $ —
Investment Company 37,693 — —
Total
$ 37,693 $ 19,676,020 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold it sinvestment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (insert exchange for the fund/funds here) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risks — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
State/Territory Specific Risk — The Fund’s investments in municipal obligations of issuers located in a particular state or U.S.
territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the
Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the
Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’
holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements.
Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)